T. ROWE PRICE RETIREMENT 2020 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 55.6%
T. Rowe Price Funds:
Equity Index 500 Fund	3,144,444	181,233	430,920	35,929,175	2,827,626
Growth Stock Fund	1,003,135	32,237	133,047	12,802,488	904,880
Overseas Stock Fund	889,230	67,119	139,801	81,628,438	819,550
Value Fund	939,593	74,506	163,206	24,114,327	816,029
International Value Equity Fund	761,153	90,951	104,508	58,894,472	736,770
International Stock Fund	873,727	37,759	194,744	42,563,701	725,285
Emerging Markets Stock Fund	570,384	24,952	102,325	11,879,622	510,111
Mid-Cap Growth Fund	470,329	24,362	71,284	4,669,107	409,761
Mid-Cap Value Fund	415,586	18,685	53,293	14,849,365	371,977
New Horizons Fund(2)	307,438	32,056	42,837	4,844,571	292,176
Small-Cap Stock Fund(2)	283,186	15,496	35,155	5,363,691	255,955
Small-Cap Value Fund	263,440	12,404	35,715	5,360,589	226,753
Real Assets Fund	223,103	11,241	28,550	18,913,957	198,029
Total Equity Mutual Funds (Cost $5,834,304)					9,094,902

BOND MUTUAL FUNDS 44.3%
T. Rowe Price Funds:
New Income Fund	2,831,558	124,835	539,813	253,830,710	2,525,616
Limited Duration Inflation Focused
Bond Fund	1,499,113	263,996	198,238	313,689,156	1,584,130
International Bond Fund (USD
Hedged)	910,187	47,650	119,343	85,391,704	864,164
Emerging Markets Bond Fund	700,035	36,690	113,556	54,441,677	634,245
Dynamic Global Bond Fund	611,008	56,149	77,795	62,320,874	572,106
High Yield Fund	487,635	47,217	63,778	72,646,025	472,199
U. S. Treasury Long-Term Fund	663,062	44,132	304,647	29,262,490	425,477
Floating Rate Fund	143,228	72,602	32,047	19,023,424	181,483
Total Bond Mutual Funds (Cost $7,101,382)					7,259,420

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	9,510	478,407	474,424	13,493,059	13,493
Total Short-Term Investments (Cost $13,493)					13,493

Total Investments in Securities 100.0%
(Cost $12,949,179)					$16,367,815

Other Assets Less Liabilities (0.0)%					(1,307)

Net Assets 100.0%					$16,366,508

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(3,768)	$(17,256)	$10,988
Emerging Markets Bond Fund	(4,595)	11,076	25,613
Emerging Markets Stock Fund	16,629	17,100	6,868
Equity Index 500 Fund	325,276	(67,131)	45,618
Floating Rate Fund	(425)	(2,300)	5,067
Growth Stock Fund	106,536	2,555	1,861
High Yield Fund	1,013	1,125	20,081
International Bond Fund (USD
Hedged)	13,957	25,670	11,584
International Stock Fund	39,012	8,543	19,837
International Value Equity Fund	2,085	(10,826)	22,709
Limited Duration Inflation
Focused Bond Fund	17,529	19,259	9,402
Mid-Cap Growth Fund	41,468	(13,646)	931
Mid-Cap Value Fund	15,452	(9,001)	6,145
New Horizons Fund	46,257	(4,481)	—
New Income Fund	12,679	109,036	56,606
Overseas Stock Fund	23,119	3,002	19,362
Real Assets Fund	2,482	(7,765)	5,792
Small-Cap Stock Fund	24,331	(7,572)	—
Small-Cap Value Fund	16,006	(13,376)	1,565
U. S. Treasury Long-Term Fund	64,453	22,930	9,704
Value Fund	50,815	(34,864)	15,489
U. S. Treasury Money Fund	—	—	665
Totals	$810,311#	$32,078	$295,887+

#	Capital gain distributions from mutual funds represented $178,878 of the net realized gain
(loss) .
+	Investment income comprised $295,887 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.